Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	Other assets consist of the following:

	2017	2016
Income tax receivable	$7,485	$2,951
Deferred financing costs	4,448	10,198
Other	18,633	6,136
	30,566	19,285
Less current portion	(8,919)	(2,951)
	$21,647	$16,334